Other Financial Assets and Financial Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [Line Items]
Other financial assets	$ 2,747	$ 3,261
Total current assets		187
Total non-current assets	2,747	3,074
Other financial liabilities	139
Total current liabilities	139
Financial liability at fair value through profit or loss, category [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial liabilities	139
Foreign currency forward contracts [Member] | Financial liability at fair value through profit or loss, category [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial liabilities	139
Financial assets at fair value through profit or loss, category [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets		187
Financial assets at fair value through profit or loss, category [Member] | Foreign currency forward contracts [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets		187
Held-to-maturity investments, category [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets		309
Held-to-maturity investments, category [Member] | Debt securities [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets		309
Available-for-sale financial assets [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets	2,747	2,765
Available-for-sale financial assets [Member] | Equity investments [Member]
Disclosure of offsetting of financial assets [Line Items]
Other financial assets	$ 2,747	$ 2,765